Summary of significant accounting policies (Schedule of Cash and Cash Equivalents) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010 CNY	Mar. 31, 2013 U.S. dollars [Member] USD ($)	Mar. 31, 2012 U.S. dollars [Member] USD ($)	Mar. 31, 2013 Australian dollars [Member] AUD	Mar. 31, 2012 Australian dollars [Member] AUD	Mar. 31, 2013 Renminbi [Member] CNY	Mar. 31, 2012 Renminbi [Member] CNY	Mar. 31, 2013 Hong Kong dollars [Member] HKD	Mar. 31, 2012 Hong Kong dollars [Member] HKD
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 240,565	1,494,099	$ 127,892	794,311	611,387	280,835	$ 1,451	$ 82	137	53	1,469,512	764,077	17,820	36,073